Investments in affiliates and joint ventures - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Contract assets	$ 4,135	$ 35,027
Revenue	1,165,787	964,680
Accounts receivable	166,070	97,855
Equity Method Investee
Variable Interest Entity [Line Items]
Contract assets	2,619	12,019
Revenue	560,037	773,512
Accounts receivable	73,928	41,157
Nuna
Variable Interest Entity [Line Items]
Revenue	56,994	165,741
Fargo
Variable Interest Entity [Line Items]
Revenue	152,784	117,543
Mikisew North American Limited Partnership ("MNALP")
Variable Interest Entity [Line Items]
Revenue	294,522	395,040
Accounts receivable	84,042	61,111
Variable Consideration - Unpriced Contract Modifications | Nuna
Variable Interest Entity [Line Items]
Contract assets	$ 8,281	$ 8,701